Financial instruments - Fair values and risk management - Schedule of carrying amounts and fair values of Financial Assets and Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial assets at amortized cost
Financial assets at amortized cost	$ 59,776	$ 71,792
Financial liabilities measured at fair value
Financial liabilities at fair value through profit or loss	175
Financial liabilities at amortized cost
Financial liabilities at amortized cost	19,805	24,469
Warrant liabilities
Financial liabilities measured at fair value
Financial liabilities at fair value through profit or loss	175	224
Trade payables
Financial liabilities at amortized cost
Financial liabilities at amortized cost	3,668	1,671
Accrued expenses and other liabilities
Financial liabilities at amortized cost
Financial liabilities at amortized cost	1,828	8,175
Liabilities for puttable financial instrument
Financial liabilities at amortized cost
Financial liabilities at amortized cost	14,309	14,623
Level 1
Financial liabilities measured at fair value
Financial liabilities at fair value through profit or loss	175
Level 1 | Warrant liabilities
Financial liabilities measured at fair value
Financial liabilities at fair value through profit or loss		224
Level 2
Financial liabilities measured at fair value
Financial liabilities at fair value through profit or loss	0
Level 2 | Warrant liabilities
Financial liabilities measured at fair value
Financial liabilities at fair value through profit or loss		0
Level 3
Financial liabilities measured at fair value
Financial liabilities at fair value through profit or loss	0
Level 3 | Warrant liabilities
Financial liabilities measured at fair value
Financial liabilities at fair value through profit or loss		0
Financial liabilities measured at fair value | Warrant liabilities
Financial liabilities measured at fair value
Financial liabilities at fair value through profit or loss	175	224
Financial liabilities at amortized cost
Financial liabilities at amortized cost
Financial liabilities at amortized cost	19,805	24,469
Financial liabilities at amortized cost | Trade payables
Financial liabilities at amortized cost
Financial liabilities at amortized cost	3,668	1,671
Financial liabilities at amortized cost | Accrued expenses and other liabilities
Financial liabilities at amortized cost
Financial liabilities at amortized cost	1,828	8,175
Financial liabilities at amortized cost | Liabilities for puttable financial instrument
Financial liabilities at amortized cost
Financial liabilities at amortized cost	14,309	14,623
Financial assets at amortized cost
Financial assets at amortized cost
Financial assets at amortized cost	59,776	71,792
Financial assets at FVTPL
Financial asset measured at fair value
Financial assets at fair value through profit or loss - non-current	11,665	20,405
Financial assets at FVTPL | Level 1
Financial asset measured at fair value
Financial assets at fair value through profit or loss - non-current	0	0
Financial assets at FVTPL | Level 2
Financial asset measured at fair value
Financial assets at fair value through profit or loss - non-current	0	0
Financial assets at FVTPL | Level 3
Financial asset measured at fair value
Financial assets at fair value through profit or loss - non-current	11,665	20,405
Financial assets at FVTPL | Financial assets at FVTPL
Financial asset measured at fair value
Financial assets at fair value through profit or loss - non-current	11,665	20,405
Trade receivables
Financial assets at amortized cost
Financial assets at amortized cost	5,242	4,058
Trade receivables | Financial assets at amortized cost
Financial assets at amortized cost
Financial assets at amortized cost	5,242	4,058
Deposits and other receivables
Financial assets at amortized cost
Financial assets at amortized cost	2,280	6,028
Deposits and other receivables | Financial assets at amortized cost
Financial assets at amortized cost
Financial assets at amortized cost	2,280	6,028
Short-term deposits
Financial assets at amortized cost
Financial assets at amortized cost		16,000
Short-term deposits | Financial assets at amortized cost
Financial assets at amortized cost
Financial assets at amortized cost		16,000
Amount due from a related company
Financial assets at amortized cost
Financial assets at amortized cost	3
Amount due from a related company | Financial assets at amortized cost
Financial assets at amortized cost
Financial assets at amortized cost	3
Cash and cash equivalents
Financial assets at amortized cost
Financial assets at amortized cost	52,251	45,706
Cash and cash equivalents | Financial assets at amortized cost
Financial assets at amortized cost
Financial assets at amortized cost	$ 52,251	$ 45,706